Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets
Allowance for loan losses	$ 3,554,664	$ 3,375,350
Stockholders' equity
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares issued (in shares)	3,549,665	3,542,984
Common stock, shares outstanding (in shares)	3,549,665	3,542,984
Preferred Stock Series A [Member]
Stockholders' equity
Preferred stock, shares issued (in shares)	189,356	189,356
Preferred stock, shares outstanding (in shares)	189,356	189,356
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, dividend rate (in hundredths)	4.50%	4.50%
Preferred stock, liquidation value (in dollars per share)	$ 14	$ 14
Preferred Stock Series D [Member]
Stockholders' equity
Preferred stock, shares issued (in shares)	181,154	181,154
Preferred stock, shares outstanding (in shares)	181,154	181,154
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, dividend rate (in hundredths)	5.00%	5.00%
Preferred stock, liquidation value (in dollars per share)	$ 7.08	$ 7.08